EQUITY-ACCOUNTED INVESTEES - Financial information on the joint venture (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	€ 5,710	€ 8,332	€ 18,384	€ 533
Current assets	74,166	147,014
Non-current assets	32,416	33,232
Current liabilities
Current financial liabilities	26,053	128,454
Other current liabilities	13,113	8,706
Current liabilities	87,343	195,594
Non-current liabilities
Non-current financial liabilities	22,190	34,406
Non-current liabilities	37,081	€ 38,968
Investment in joint venture	€ 0
Advanced Energy Storage Systems Investment Company (AES)
EQUITY-ACCOUNTED INVESTEES
Percent of ownership interest in joint ventures	51.30%	51.30%
Current Assets
Cash and cash equivalents	€ 16	€ 1,144
Other current assets	22	342
Current assets	38	1,486
Non-current assets	3,871	6,134
Current liabilities
Current financial liabilities	2,935	2,015
Other current liabilities	216	4,214
Current liabilities	3,151	6,229
Non-current liabilities
Non-current financial liabilities		9,177
Other non-current liabilities	3,894	957
Non-current liabilities	3,894	10,134
Net assets (100%)	€ (3,136)	€ (8,742)